Share-Based Compensation Plan (Details) $ / shares in Units, R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022
Share-Based Compensation Plan [Line Items]
Share options	61,468	142,004	194,979	194,979	1,340,198
Vesting period	3 years
unexercise period	5 years
Unvested shares of acceleration percentage	50.00%
Unvested awards of granted	50.00%
Share-based option awards (in Brazil Real) | R$	R$ 51	R$ 913	R$ 6,255
Options granted
Options exercisable	61,468	136,578	163,137	163,137
Weighted average remaining contractual life			3 years 6 months 21 days	3 years 6 months 21 days
Outstanding shares conversion ratio			0.145485724	0.145485724
Conversion of fully diluted amount (in Dollars) | $				$ 240.2
Diluted share (in Shares) | shares			16,507,916	16,507,916
Per share conversion ratio (in Dollars per share) | $ / shares				$ 14.54857238
Conversion ratio price per share (in Dollars per share) | $ / shares				$ 100
Equity incentive plan of ordinary shares (in Shares) | shares	114,365
Share Option Plan [Member]
Share-Based Compensation Plan [Line Items]
Share options	61,467,142,004	163,137
Nuvini Holdings Limited [Member]
Share-Based Compensation Plan [Line Items]
Options exercisable			1,121,326	1,121,326
Nvni Group Limited [Member]
Share-Based Compensation Plan [Line Items]
Options exercisable			163,137	163,137